Derivative financial assets / (liabilities) - Summary of Derivative Financial Instruments (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Cross currency swaps	¥ 218
Interest rate swaps [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate swaps	3	¥ 75
Cross Currency Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Cross currency swaps	187	¥ (44)
Forward foreign exchange contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Forward foreign exchange contracts	¥ 31